Fair value measurement - Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	₨ 624,206.5	$ 6,652.4	₨ 179,812.4
Derivative liabilities	578,276.3	$ 6,162.9	143,566.1
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	624,206.5		179,812.4
Derivative liabilities	578,276.3		143,566.1
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	0.0		0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	624,206.5		179,812.4
Derivative liabilities	578,276.3		143,566.1
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	₨ 0.0		₨ 0.0